UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04375

Name of Fund: BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 92.9%
Corporate — 5.7%
City of New York New York Build Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$280	$302,406
City of New York New York Industrial Development Agency, ARB, AMT:
American Airlines, Inc., JFK International Airport, 7.75%, 8/01/31 (b)	2,000	2,180,720
British Airways PLC Project, 5.25%, 12/01/32	1,000	1,002,220
City of New York New York Industrial Development Agency, Refunding RB:
Special Needs FAS Pool, 4.38%, 7/01/20	590	554,122
Terminal One Group Association Project, AMT, 5.50%, 1/01/24 (b)	2,500	2,588,625
Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	1,520	1,678,627
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	750	858,615
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	350	397,729
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	1,000	1,004,180
New York Liberty Development Corp., RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	3,500	4,229,435
5.50%, 10/01/37	780	972,551
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	1,400	1,456,000

Municipal Bonds	Par (000)	Value
New York (continued)
Corporate (concluded)
Southold Local Development Corp., RB, Peconic Landing, Inc. Project 4.00%, 12/01/45	$900	$882,792

		18,108,022
County/City/Special District/School District — 22.3%
Buffalo & County of Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	620	696,508
City of New York New York, GO, Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	690	796,005
City of New York New York, GO, Refunding, Fiscal 2014, Series E, 5.50%, 8/01/25	1,280	1,606,720
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	400	454,680
Sub-Series A-1, 5.00%, 10/01/34	600	690,054
Sub-Series I-1, 5.38%, 4/01/36	2,650	3,041,962
Refunding Series C, 5.00%, 8/01/32	1,500	1,760,760
Refunding Series C, 5.00%, 8/01/34	500	583,665
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	3,200	3,288,768
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	1,057,191
5.00%, 7/01/33	400	450,896
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (c)	5,000	1,658,100
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (c)	1,500	434,805
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	2,600	2,680,262

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT (concluded):
Queens Baseball Stadium (AGC), 6.50%, 1/01/46	$700	$810,754
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	250	261,305
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	500	559,860
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-1, 5.63%, 7/15/38	200	227,550
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Bonds, Sub-Series E-1, 5.00%, 2/01/42	650	744,003
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,153,600
Sub-Series B-1, 5.00%, 11/01/36	680	788,004
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	538,280
City of Yonkers, GO (AGM):
Series A, 5.00%, 3/15/25	240	272,664
Refunding Series B, 5.00%, 8/01/23	100	118,664
Hudson Yards Infrastructure Corp., RB, Series A:
Senior, Fiscal 2012, 5.75%, 2/15/47	100	116,534
5.00%, 2/15/47	5,970	6,335,424
(AGC), 5.00%, 2/15/47	1,000	1,064,270
(AGM), 5.00%, 2/15/47	800	851,416
(NPFGC), 4.50%, 2/15/47	2,315	2,435,449
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.00%, 8/01/42	3,000	3,458,760

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	$9,305	$10,615,237
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,376,460
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	5,000	5,262,300
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	400	442,140
4 World Trade Center Project, 5.00%, 11/15/31	860	975,833
4 World Trade Center Project, 5.00%, 11/15/44	1,500	1,672,425
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,567,666
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	425	458,979
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	5,085	5,675,165
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	1,720	1,880,252
North Country Development Authority, Refunding RB, (AGM), 6.00%, 5/15/15	175	175,914
State of New York Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	5	5,668
State of New York State Dormitory Authority, RB, Series C, 5.00%, 10/01/42	1,695	1,937,266

		70,982,218
Education — 16.6%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	305	325,807
Build New York City Resource Corp., RB, South Bronx Charter School for International Cultures and the Arts Project, Series A, 5.00%, 4/15/43	1,000	1,017,860

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	2

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Build New York City Resource Corp., Refunding RB:
Packer Collegiate Institute, 4.00%, 6/01/45 (d)	$1,200	$1,199,952
Series A, 5.00%, 6/01/43	325	371,144
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	557,950
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of National History, 5.00%, 7/01/37	885	1,032,459
Carnegie Hall, 4.75%, 12/01/39	1,550	1,702,799
Carnegie Hall, 5.00%, 12/01/39	1,325	1,502,855
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	4,280	4,765,780
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	1,000	1,143,220
County of Cattaraugus New York, RB, St. Bonaventure University Project:
5.00%, 5/01/34	130	141,157
5.00%, 5/01/39	165	177,327
County of Madison New York Industrial Development Agency, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	400	416,844
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	240	273,334
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,000	1,064,830

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	$360	$386,424
5.00%, 7/01/42	220	233,856
County of Saratoga New York, Refunding RB, Series B, 4.00%, 7/01/33	1,000	1,042,230
County of Schenectady New York Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/31	1,000	1,050,710
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	565,560
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	510,003
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 7/01/39	1,000	1,126,870
5.00%, 7/01/44	2,000	2,252,040
Hempstead Town Local Development Corp., Refunding RB, Adelphini University Project, 5.00%, 10/01/34	465	532,281
The New York Public Library Astor Lenox & Tilden Foundations, 4.31%, 7/01/45	1,000	1,011,322
State of New York Dormitory Authority, Refunding RB (d):
Barnard College, Series A, 4.00%, 7/01/36	470	488,842
Barnard Collegel, Series A, 5.00%, 7/01/33	470	552,396
State of New York Dormitory Authority, RB:
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	500	670,835
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 7/01/31	230	299,258
Personal Income Tax, Series G, 5.00%, 8/15/32	1,975	2,299,018
Series A, 5.50%, 1/01/44	2,000	2,259,640
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	841,057

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (concluded):
Teachers College, Series B, 5.00%, 7/01/42	$450	$502,020
The New School (AGM), 5.50%, 7/01/43	1,000	1,158,450
Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	600	615,534
University of Rochester, Series A, 5.75%, 7/01/39 (e)	1,000	1,156,680
University of Rochester, Series B, 5.00%, 7/01/39	550	586,074
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	2,000	2,336,820
Brooklyn Law School, 5.75%, 7/01/33	475	537,990
Culinary Institute of America, 5.00%, 7/01/42	300	321,627
Fordham University, 5.00%, 7/01/44	850	966,518
New York University, Series A, 5.00%, 7/01/42	1,000	1,129,400
Rochester Institute of Technology, 5.00%, 7/01/34	750	841,342
Rochester Institute of Technology, 5.00%, 7/01/38	310	346,899
Rochester Institute of Technology, 5.00%, 7/01/42	1,460	1,628,776
Skidmore College, Series A, 5.25%, 7/01/29	135	158,497
St. John's University, Series A, 5.00%, 7/01/27	450	518,202
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,095	2,496,192
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	2,095	2,484,230
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	895	1,020,828
Teachers College, 5.50%, 3/01/39	850	953,292

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
St. John's Univerisity, Series A, 5.00%, 7/01/37 (d)	$600	$690,318
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/35	265	303,343

		52,568,692
Health — 12.1%
Build NYC Resource Corp., Refunding RB, 5.00%, 7/01/30	600	681,996
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,000	1,119,830
City of New York New York Industrial Development Agency, RB:
PSCH, Inc. Project, 6.38%, 7/01/33	2,555	2,556,277
Special Needs Facilities Pooled Program, Series A-1, 6.50%, 7/01/17	380	380,224
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	1,400	1,400,826
City of New York New York Industrial Development Agency, Refunding RB, Special Needs Facilities Pooled Program, Series C-1 (ACA), 5.10%, 7/01/31	525	514,453
County of Dutchess New York Local Development Corp., RB, Series A, 5.00%, 7/01/34	750	839,460
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	345,288
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A:
5.88%, 2/01/18	85	85,239
6.00%, 2/01/28	185	185,302

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	4

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	$500	$500,460
5.00%, 12/01/32	580	580,412
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	330	334,366
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,238,685
County of Nassau New York Industrial Development Agency, Refunding RB, Special Needs Facility Pooled Program (ACA), 4.90%, 7/01/21	330	331,749
County of Orange New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 7/01/21	845	849,478
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	305	345,248
County of Suffolk New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series D-1, 6.50%, 7/01/17	95	95,195
County of Sullivan New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series H-1 (ACA), 4.90%, 7/01/21	330	331,749
County of Tompkins New York Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, 4.25%, 7/01/44	1,595	1,579,082
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	4,075	4,494,888
Series B, 6.00%, 11/01/30	375	437,918

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
5.00%, 1/01/28	$930	$1,035,276
5.00%, 1/01/34	875	953,452
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	250	281,798
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	750	813,607
Mental Health Services (AGM), 5.00%, 8/15/18 (f)	5	5,672
Mental Health Services (AGM), 5.00%, 2/15/22	990	1,113,532
Mental Health Services, 2nd Series (AGM), 5.00%, 8/15/18 (f)	5	5,672
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	700	803,040
New York University Hospitals Center, Series A, 5.75%, 7/01/31	1,055	1,235,131
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	1,675	1,883,420
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/37	1,725	1,959,255
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	311,649
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,635	1,861,627
New York University Hospitals Center, Series A, 5.00%, 7/01/17 (f)	1,500	1,643,715
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	2,500	2,789,325
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	1,000	1,130,690

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
Tompkins County Development Corp., Refunding RB, 5.00%, 7/01/44	$1,250	$1,360,912

		38,415,898
Housing — 3.0%
City of New York New York Housing Development Corp., RB, M/F Housing, Series C, AMT, 5.05%, 11/01/36	1,220	1,238,093
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	770	786,416
City of Yonkers New York Industrial Development Agency, RB, AMT (SONYMA):
Monastery Manor Associates LP Project, 5.25%, 4/01/37	585	586,919
Sacred Heart Association Project, Series A, 5.00%, 10/01/37	1,640	1,683,870
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA), 6.25%, 2/01/31	1,000	1,002,230
State of New York HFA, RB, M/F Housing, Series A, AMT:
Division Street (SONYMA), 5.10%, 2/15/38	875	883,575
Highland Avenue Senior Apartments (SONYMA), 5.00%, 2/15/39	2,000	2,034,920
Kensico Terrace Apartments (SONYMA), 4.90%, 2/15/38	645	651,960
Watergate II, 4.75%, 2/15/34	580	580,394

		9,448,377
State — 7.7%
Sales Tax Asset Receivable Corp., Refunding RB, Series A:
Fiscal 2015, 4.00%, 10/15/32	2,445	2,682,654
5.00%, 10/15/31	1,625	1,958,678
State of New York, GO, Series A, 5.00%, 2/15/39	750	847,815
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/42	2,250	2,585,362

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
State of New York Dormitory Authority, RB (concluded):
State Personal Income Tax, Series A, 5.00%, 2/15/43	$5,000	$5,677,600
State Supported Debt, Series A, 5.00%, 3/15/44	1,805	2,092,789
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/29	1,000	1,131,870
State of New York Urban Development Corp., RB, State Personal Income Tax, Series A, 3.50%, 3/15/28	1,750	1,830,448
State of New York Urban Development Corp., Refunding RB:
Clarkson Center Advance Materials, 5.50%, 1/01/20	1,685	1,887,183
University Facilities Grants, 5.50%, 1/01/19	3,500	3,881,535

		24,575,934
Tobacco — 3.8%
Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	750	749,955
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	4,800	4,894,992
Niagara Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	1,750	1,984,413
5.25%, 5/15/40	1,080	1,220,162
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	3,500	3,278,240

		12,127,762
Transportation — 14.1%
Metropolitan Transportation Authority, RB:
Dedicated Tax Fund, Series A, 5.63%, 11/15/39	500	569,335
Series A-1, 5.25%, 11/15/33	540	633,031
Series B, 5.25%, 11/15/44	2,125	2,463,789
Series C, 6.50%, 11/15/28	1,760	2,099,363
Series E, 5.00%, 11/15/38	2,350	2,672,138
Series H, 5.00%, 11/15/25	1,000	1,198,390

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	6

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB, Series F:
5.00%, 11/15/30	$1,000	$1,160,920
(AGM), 4.00%, 11/15/30	1,000	1,075,420
Niagara Falls Bridge Commission, RB, Series A (BAM), 4.00%, 10/01/44	1,330	1,369,022
Port Authority of New York & New Jersey, ARB:
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,091,860
Special Project, JFK International Air Terminal Project, Series 8, 6.00%, 12/01/42	2,000	2,354,900
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
177th Series, 3.50%, 7/15/37	2,000	1,950,260
177th Series, 4.00%, 1/15/43	3,850	3,919,531
178th Series, 5.00%, 12/01/43	285	317,385
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,138,500
Consolidated, 186th Series, 5.00%, 10/15/44	5,000	5,616,650
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/42	280	313,068
General, Series I, 5.00%, 1/01/37	920	1,039,434
General, 5.00%, 1/01/32	3,000	3,484,560
Series J, 5.00%, 1/01/41	5,750	6,501,352
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (c)	2,480	1,321,270
General, Series B, 0.00%, 11/15/32 (c)	1,520	842,901

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB (concluded):
Series A, 5.00%, 11/15/24	$1,375	$1,652,118

		44,785,197
Utilities — 7.6%
City of New York New York Municipal Water & Sewer System, Refunding RB, Fiscal 2013, Series BB, 5.00%, 6/15/47	2,000	2,255,680
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	500	573,215
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
Series FF-2, 5.50%, 6/15/40	800	928,800
Series HH, 5.00%, 6/15/32	950	1,089,071
Long Island Power Authority, RB, General:
Electric Systems, Series C (CIFG), 5.25%, 9/01/29	3,000	3,705,720
Series A (AGM), 5.00%, 5/01/36	500	561,125
Long Island Power Authority, Refunding RB, Series A:
Electric System, 5.50%, 4/01/24	875	984,095
Electric System, 6.00%, 5/01/33	2,450	2,867,749
Electric System, 5.75%, 4/01/39	300	341,586
5.00%, 9/01/34	4,280	4,827,754
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds New York City Municipal Water, Series B, 5.00%, 6/15/36	1,000	1,143,550

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	7

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	$4,225	$4,931,420

		24,209,765

Total Municipal Bonds in New York		295,221,865
Puerto Rico — 0.4%
Housing — 0.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,000	1,072,140
Total Municipal Bonds — 93.3%		296,294,005

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
New York — 11.0%
County/City/Special District/School District — 2.2%
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/29	750	868,680
Sub-Series I-1, 5.00%, 3/01/36	1,500	1,728,075
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,887,088
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47 (h)	2,250	2,621,806

		7,105,649
Education — 0.5%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A, 5.25%, 7/01/29	1,350	1,530,239
State — 1.1%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,100	2,362,615

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New York (concluded)
State (concluded)
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	$1,000	$1,130,830

		3,493,445
Transportation — 3.5%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,517,313
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, 5.00%, 10/15/26	1,500	1,703,295
State of New York Thruway Authority, Refunding RB, Transportation, Series A, 5.00%, 3/15/31	1,560	1,815,029

		11,035,637
Utilities — 3.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Series BB, 5.00%, 6/15/44	3,751	4,257,289
2nd General Resolution, Series HH, 5.00%, 6/15/32	2,790	3,198,428
Series A, 4.75%, 6/15/30	4,000	4,323,800

		11,779,517
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.0%		34,944,487
Total Long-Term Investments (Cost — $306,749,253) — 104.3%		331,238,492

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (i)(j)	1,996,854	1,996,854
Total Short-Term Securities (Cost — $1,996,854) — 0.6%		1,996,854

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	8

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $308,746,107*) — 104.9%	$333,235,346
Other Assets Less Liabilities — 1.0%	3,187,042
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.9%)	(18,713,095)

Net Assets — 100.0%	$317,709,293

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$290,327,966
Gross unrealized appreciation	$24,856,844
Gross unrealized depreciation	(660,041)
Net unrealized appreciation	$24,196,803

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Zero-coupon bond.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)

J.P. Morgan Securities LLC	$1,199,952	$8,782
Morgan Stanley & Co. LLC	690,318	(2,626)
RBC Capital Markets, LLC	1,041,238	545

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Represent bonds transferred to a TOB Trust. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a secured borrowing.
(h)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $1,191,479.
(i)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2014	Net Activity	Shares Held at March 31, 2015	Income

BIF New York Municipal Money Fund	2,338,409	(341,555)	1,996,854	$10

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	9

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(536)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	69,093,750	$(822,361)
(219)	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	26,326,195	(241,177)
(150)	Long U.S. Treasury Bond	Chicago Board of Trade	June 2015	USD	24,581,250	(480,120)
Total						$(1,543,658)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	10

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of March 31, 2015, the following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long Term Investments[1]	—	$331,238,492	—	$331,238,492
Short-Term Securities	$1,996,854	—	—	1,996,854
Total	$1,996,854	$331,238,492	—	$333,235,346

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,543,658)	—	—	$(1,543,658)
Total	$(1,543,658)	—	—	$(1,543,658)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$1,433,000	—	—	$1,433,000

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	11

Schedule of Investments (concluded)	BlackRock New York Municipal Opportunities Fund

Liabilities:
TOB trust certificates	—	$(18,710,577)	—	(18,710,577)
Total	$1,433,000	$(18,710,577)	—	$(17,277,577)

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	12

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: May 22, 2015